PGIM Global Total Return Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(1.96%)	(0.64%) [1]	0.15%
A
Prospectus [Line Items]
Average Annual Return, Percent		(3.07%)	(3.18%)		0.49%
C
Prospectus [Line Items]
Average Annual Return, Percent		(1.53%)	(3.28%)		0.08%
Z
Prospectus [Line Items]
Average Annual Return, Percent		0.25%	(2.33%)		1.07%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.56%)	(3.43%)		(0.14%)
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.18%	(2.15%)		0.37%
R2
Prospectus [Line Items]
Average Annual Return, Percent		0.02%	(2.73%)	(0.62%)
Performance Inception Date	Dec. 27, 2017
R4
Prospectus [Line Items]
Average Annual Return, Percent		0.08%	(2.52%)	(0.37%)
Performance Inception Date	Dec. 27, 2017
R6
Prospectus [Line Items]
Average Annual Return, Percent		0.57%	(2.20%)		1.12%

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date for Class R2 and R4 shares.